UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended March 31, 2007

                 Check here if Amendment [ ]; Amendment Number:
                     This Amendment (Check only one.):
                              [  ]  is a restatement.
                              [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
---------------------------------------------------

Name: Bay Harbour Management L.C.

Address:    885 Third Avenue, 34th Floor, New York, NY, 10022

Form 13F File Number:  28-06762

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
---------------------------------------------------------

Name: Anthony C. Morro

Title:   Vice President and General Counsel

Phone: 212-371-2211

Signature, Place, and Date of Signing:

/s/ Anthony C. Morro            New York, NY            05/15/07
           (Name)               (City, State)            (Date)

Report Type (Check only one.):
----------------------------

[ X ]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:     26 Items

Form 13F Information Table Value Total:     $ 276,900 (thousands)

List of Other Included Managers:     Not Applicable.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                              Market
         Name of Issuer          Title of        CUSIP        Value         Shares/    Sh/    Put/   Invstmt   Other     Voting
                                    Class                     (x $1000)     Prn Amt.   Prn    Call   Discretn  Managers  Authority
                                                                                                                            Sole

ALLIANCE ONE INTL INC                 COM         018772103     21,668      2,347,552   SH           SOLE      NONE    2,347,552
ARBINET THEXCHANGE INC                COM         03875P100     3,286        519,900    SH           SOLE      NONE     519,900
CHARTER COMMUNICATIONS INC D          CL A        17117M107     2,799       1,003,300   SH           SOLE      NONE    1,003,300
COVAD COMMUNICATIONS GROUP I          COM         222814204     724          570,000    SH           SOLE      NONE     570,000
EARTHLINK INC                         COM         270321102     26,001      3,537,600   SH           SOLE      NONE    3,537,600
ESCHELON TELECOM INC                  COM         296290109     2,488        86,100     SH           SOLE      NONE     86,100
FIBERNET TELECOM GRP INC              COM         315653402     2,586        314,600    SH           SOLE      NONE     314,600
FORTUNET INC                          COM         34969Q100     2,776        305,700    SH           SOLE      NONE     305,700
FOSTER WHEELER LTD                  SHS NEW       G36535139     5,956        102,000    SH           SOLE      NONE     102,000
GLOBALSTAR INC                        COM         378973408     5,577        526,100    SH           SOLE      NONE     526,100
GOL LINHAS AEREAS INTLG S A      SP ADR REP PFD   38045R107     8,825        290,000    SH           SOLE      NONE     290,000
HELIX ENERGY SOLUTIONS                COM         42330P107     4,751        127,400    SH           SOLE      NONE     127,400
HORIZON OFFSHORE INC                COM NEW       44043J204     4,237        293,009    SH           SOLE      NONE     293,009
ION MEDIA NETWORKS INC                CL A        46205A103     655          492,200    SH           SOLE      NONE     492,200
INFOUSA  INC NEW                      COM         456818301     1,721        178,900    SH           SOLE      NONE     178,900
KNOLOGY INC                           COM         499183804     10,046       634,600    SH           SOLE      NONE     634,600
LEVEL 3 COMMUNICATIONS INC            COM         52729N100     36,668      6,011,012   SH           SOLE      NONE    6,011,012
LIGAND PHARMACEUTICALS INC            CL B        53220K207     3,185        316,000    SH           SOLE      NONE     316,000
M & F WORLDWIDE CORP                  COM         552541104     65,255      1,370,612   SH           SOLE      NONE    1,370,612
NEON COMMUNICATIONS GROUP IN          COM         64050T101     6,101       1,299,800   SH           SOLE      NONE    1,299,800
NRG ENERGY INC                      COM NEW       629377508     11,649       161,700    SH           SOLE      NONE     161,700
RIO TINTO PLC                    SPONSORED ADR    767204100     6,834        30,000     SH           SOLE      NONE     30,000
TRAVELCENTERS OF AMERICA LLC          COM         894174101     15,560       405,000    SH           SOLE      NONE     405,000
TRICO MARINE SERVICES INC           COM NEW       896106200     13,706       367,850    SH           SOLE      NONE     367,850
UNITED ONLINE INC                     COM         911268100     13,806       984,000    SH           SOLE      NONE     984,000
XM SATELLITE RADIO HLDGS              CALL        983759901     40           100,000            C    SOLE      NONE     100,000

                                                                276,900    22,374,935                                22,374,935
